UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21032

CREDIT SUISSE SHORT DURATION BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:  Schedule of Investments

Credit Suisse Short Duration Bond Fund

Schedule of Investments

March 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (43.0%)
Automobile Manufacturers (2.3%)
$375	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB+, A3)	03/15/11	5.875	$383,600

Banks (2.4%)
150	Bank of America Corp., Senior Unsecured Notes‡‡#	(AA, Aa1)	08/15/11	3.165	145,668
250	Wachovia Bank NA, Senior Unsecured Notes‡‡#	(AA, Aa1)	10/03/08	4.673	249,007
					394,675
Diversified Financials (18.3%)
250	American Express Credit Corp., Series MTN, Senior Unsecured Notes‡‡#	(A+, Aa3)	12/02/10	3.299	236,918
250	Bear Stearns Companies, Inc., Series MTNB, Senior Unsecured‡‡#	(AA-, Baa1)	09/09/09	3.260	240,082
296	Citigroup, Inc., Global Senior Unsecured Notes‡‡#	(AA-, Aa3)	05/18/10	3.220	289,334
250	Ford Motor Credit Company LLC, Senior Unsecured Notes	(B, B1)	06/16/08	6.625	247,187
250	General Electric Capital Corp., Series MTN, Global Senior Notes‡‡#	(AAA, Aaa)	10/21/10	3.994	247,879
400	General Electric Capital Corp., Series MTNA, Global Notes‡‡#	(AAA, Aaa)	12/15/09	2.920	396,127
325	Goldman Sachs Group, Inc., Global Notes‡‡	(AA-, Aa3)	06/15/10	4.500	327,633
17	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 05/19/08 @ $103.42)	(B+, B2)	02/15/12	10.250	17,680
250	ING USA Global Funding, Series MTN, Notes‡‡#	(AA, Aa3)	10/09/09	4.843	246,949
125	International Lease Finance Corp., Global Senior Unsecured Notes‡‡	(AA-, A1)	04/01/09	3.500	123,153
275	JPMorgan Chase & Co., Global Notes‡‡	(AA-, Aa2)	03/15/09	3.500	274,168
250	Residential Capital LLC, Global Company Guaranteed Notes #	(B, B2)	04/17/09	7.098	143,750
535	Residential Capital LLC, Global Company Guaranteed Notes	(B, B2)	02/22/11	8.000	264,825
					3,055,685
Electric (3.0%)
500	Public Service Company of New Mexico, Senior Notes	(BBB-, Baa2)	09/15/08	4.400	499,009

Environmental Control (1.2%)
200	Waste Management, Inc., Senior Notes	(BBB, Baa3)	11/15/08	6.500	204,008

Food (0.6%)
100	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB, Ba3)	10/15/09	8.000	102,000

Gaming (0.5%)
100	Majestic Star Casino LLC, Senior Secured Notes (Callable 05/19/08 @ $104.75)	(B+, B2)	10/15/10	9.500	88,750

Insurance (1.8%)
300	American International Group, Inc., Global Notes‡‡	(AA, Aa2)	05/15/08	2.875	299,438

Machinery (0.6%)
100	Case New Holland, Inc., Global Company Guaranteed Notes	(BB+, Ba3)	06/01/09	6.000	101,000

Media - Broadcast (0.3%)
45	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 05/19/08 @ $102.67)	(BB-, Ba3)	03/15/12	8.000	45,563

Media - Cable (7.2%)
500	Comcast Cable Communications, Inc., Notes	(BBB+, Baa2)	11/15/08	6.200	506,054
500	Cox Communications, Inc., Notes	(BBB-, Baa3)	10/01/08	3.875	499,419
100	CSC Holdings, Inc., Senior Unsecured Notes	(BB, B1)	07/15/08	7.250	100,250
100	DirecTV Holdings/Finance, Global Senior Notes (Callable 05/19/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	101,875
					1,207,598
Savings & Loans (1.5%)
300	Washington Mutual, Inc., Global Senior Unsecured Notes‡‡	(BBB, Baa3)	01/15/10	4.200	252,102

Telecom - Integrated/Services (2.4%)
400	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB-, Baa3)	05/01/09	6.375	394,100

Telecom - Wireless (0.9%)
100	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(B, B2)	06/15/13	10.125	99,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Wireless
$50	Rural Cellular Corp., Global Senior Secured Notes (Callable 05/19/08 @ $104.12)	(B+, Ba3)	03/15/12	8.250	$51,500
					150,750
TOTAL CORPORATE BONDS (Cost $7,652,536)					7,178,278

ASSET BACKED SECURITIES (10.8%)
345	Accredited Mortgage Loan Trust, Series 2003-1, Class A1‡‡	(AAA, Aaa)	06/25/33	4.330	277,426
36	Ameriquest Finance NIM Trust, Series 2002-N4A, Rule 144A‡	(NR, NR)	09/25/32	10.330	588
230	Asset Backed Funding Certificates, Series 2003-AHL1, Class A1‡‡	(AAA, Aaa)	03/25/33	3.684	229,867
500	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2‡‡#	(AAA, Aaa)	01/25/37	2.699	450,625
24	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7‡‡	(AAA, Aaa)	06/25/28	6.465	23,909
625	Harley-Davidson Motorcycle Trust, Series 2004-2, Class A2‡‡	(AAA, Aaa)	02/15/12	3.560	629,162
30	IMC Home Equity Loan Trust, Series 1997-5, Class A10‡‡	(AAA, Aaa)	11/20/28	6.880	29,796
102	Indymac Home Equity Loan Asset Backed Trust, Series 2000-C, Class AF6‡‡	(AAA, Aaa)	02/25/30	7.340	101,486
61	Whole Auto Loan Trust, Series 2003-1, Class A4	(AAA, Aaa)	03/15/10	2.580	61,411
TOTAL ASSET BACKED SECURITIES (Cost $1,952,883)					1,804,270

MORTGAGE BACKED SECURITIES (29.9%)
406	Bank of America Funding Corp., Series 2006-E, Class 2A1‡‡#	(AAA, Aaa)	06/20/36	5.826	402,464
365	Bank of America Mortgage Securities, Series 2006-A, Class 2A1‡‡#	(AAA, Aaa)	02/25/36	5.435	359,343
74	Countrywide Home Loans, Series 2006-HYB5, Class 2A1‡‡#	(AAA, Aaa)	09/20/36	5.840	55,382
1,000	Fannie Mae Notes‡‡	(AAA, Aaa)	02/08/11	3.550	1,001,144
502	Fannie Mae Pool #313409‡‡	(AAA, Aaa)	03/01/12	6.500	522,843
246	Fannie Mae Pool #545162‡‡	(AAA, Aaa)	12/01/13	6.500	258,363
392	Fannie Mae Pool #675346‡‡#	(AAA, Aaa)	12/01/32	6.419	399,463
275	Fannie Mae Pool #735196‡‡#	(AAA, Aaa)	11/01/34	5.958	278,086
90	Federal Home Loan Mortgage Corp., Series 2474, Class NE‡‡	(AAA, Aaa)	07/15/17	5.000	93,227
140	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1‡‡#	(AAA, Aaa)	10/25/35	5.328	134,046
255	Freddie Mac Global Notes‡‡	(AAA, Aaa)	03/15/09	5.750	263,386
500	Freddie Mac Global Notes‡‡	(AAA, Aaa)	07/30/10	5.550	505,313
75	Freddie Mac Pool #789806‡‡#	(AAA, Aaa)	09/01/32	6.944	76,175
363	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A‡‡#	(AAA, Aaa)	03/19/37	2.799	273,561
276	JPMorgan Alternative Loan Trust, Series 2005-A2 Class 1A1‡‡#	(AAA, Aaa)	01/25/36	2.859	177,390
53	Master Adjustable Rate Mortgages Trust, Series 2003-1, Class 2A1‡‡	(AAA, Aaa)	12/25/32	4.650	52,622
214	Merrill Lynch Alternative Note, Series 2007-A1, Class A2A‡‡#	(AAA, Aaa)	01/25/37	2.669	140,633
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,262,004)					4,993,441

UNITED STATES AGENCY OBLIGATIONS (8.5%)
60	Fannie Mae Discount Notes ‡‡		05/30/08	2.106	59,789
100	United States Treasury Notes ‡‡		04/30/11	4.875	108,984
250	United States Treasury Notes ‡‡		05/31/11	4.875	272,930
400	United States Treasury Notes ‡‡		08/31/11	4.625	434,500
500	United States Treasury Notes ‡‡		05/31/12	4.750	548,594
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,413,645)					1,424,797

SHORT-TERM INVESTMENTS (5.4%)
750	Dexia Delaware (Commercial Paper) ‡‡		04/09/08	3.502	749,483
153	State Street Bank and Trust Co. Euro Time Deposit ‡‡		04/01/08	1.100	153,000
TOTAL SHORT-TERM INVESTMENTS (Cost $902,483)					902,483

TOTAL INVESTMENTS AT VALUE (97.6%) (Cost $17,183,551)					16,303,269

OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)					404,366

NET ASSETS (100.0%)					$16,707,635

INVESTMENT ABBREVIATIONS
MTN = Medium Term Note
MTNA = Medium Term Note, Series A
MTNB = Medium Term Note, Series B
NR= Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of March 31, 2008.
‡	Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
‡‡	Collateral segregated for futures contracts.

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 2 Year Notes Futures	77	06/30/08	$16,434,776	$16,528,531	$93,755

U.S. Treasury 5 Year Notes Futures	(47)	06/30/08	$(5,280,837)	$(5,369,016)	$(88,179)

			$11 ,153 ,939	$11,159,515	$5,576

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,368,212	$5,576
Level 2 - Other Significant Observable Inputs	12,935,057	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$16,303,269	$5,576

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $17,183,551, $62,439, $(942,721) and $(880,282), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:  Exhibits

1.           The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SHORT DURATION BOND FUND

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008